Document and Entity Information	Jan. 07, 2026
Cover [Abstract]
Amendment Flag	false
Entity Central Index Key	0001398987
Document Type	8-K
Document Period End Date	Jan. 07, 2026
Entity Registrant Name	Anywhere Real Estate Inc.
Entity Incorporation State Country Code	DE
Entity File Number	001-35674
Entity Tax Identification Number	20-8050955
Entity Address, Address Line One	175 Park Avenue
Entity Address, City or Town	Madison
Entity Address, State or Province	NJ
Entity Address, Postal Zip Code	07940
City Area Code	(973)
Local Phone Number	407-2000
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, par value $0.01 per share
Trading Symbol	HOUS
Security Exchange Name	NYSE
Entity Emerging Growth Company	false